Trade payables and other current liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term		30 days
Trade payables	$ 16,281,000	$ 9,342,000	$ 13,916,000
Deferred revenue	367,000	190,000	476,000
Trade payables	0	$ 1,788,000	$ 964,000
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term		27 months	27 months
Trade payables			$ 244,000
Additions/Amortization	1,587,000	$ 3,350,000
Trade payables			279,000
Trade payables		786,000	184,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payables	1,430,000
Trade payables	1,288,000	1,002,000	780,000
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue	$ 367,000	$ 190,000	$ 476,000